BALANCES SHEETS (Unaudited) (Parenthetical) - Pelican Holdco Inc [Member]	Dec. 31, 2025 $ / shares shares
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0